Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	2	0.00%	8
City	0	7	0.00%	8
State	0	7	0.00%	8
Zip	0	8	0.00%	8
Borrower First Name	1	2	50.00%	8
Borrower Last Name	1	2	50.00%	8
Note Date	0	2	0.00%	8
Original Loan Amount	0	7	0.00%	8
First Payment Date	0	7	0.00%	8
Original Term	5	7	71.43%	8
Maturity Date	0	7	0.00%	8
Original Interest Rate	0	7	0.00%	8
Original P&I	0	2	0.00%	8
Representative FICO	0	7	0.00%	8
Property Type	3	8	37.50%	8
Lien Position	5	7	71.43%	8
Occupancy	0	8	0.00%	8
Purpose	0	8	0.00%	8
# of Units	0	2	0.00%	8
Contract Sales Price	4	4	100.00%	8
Refi Purpose	0	2	0.00%	8
Original CLTV	0	8	0.00%	8
Original LTV	0	8	0.00%	8
LTV Valuation Value	0	2	0.00%	8
Subject Debt Service Coverage Ratio	0	2	0.00%	8
Originator Loan Designation	0	3	0.00%	8
Investor: Qualifying Total Debt Ratio	0	6	0.00%	8
Amortization Term	5	6	83.33%	8
Amortization Type	5	6	83.33%	8
Appraised Value	0	5	0.00%	8
Guideline Name	3	3	100.00%	8
Borrower Qualifying FICO	0	1	0.00%	8
Total	32	163	19.63%	8